SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) SEGMENT	Dec. 31, 2024 USD ($) SEGMENT client	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net assets	$ (39,474)	$ (40,428)	$ (48,554)	$ (44,303)	$ (45,792)
Compensation expense, bonus		$ 0	500
Number of reportable segments | SEGMENT	3	3
Unbilled receivables	$ 6,715	$ 5,925	5,163
Share-based compensation		216	250
Goodwill, impairment loss		0	0
Accumulated deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net assets	$ 431,773	$ 430,017	425,247	$ 428,145	$ 427,394
Cumulative-effect adjustment from adoption of ASU 2016-13, Credit Losses | Accumulated deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net assets			$ 51
Revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk, number of customers | client		25
Customer Concentration Risk | Top 25 Clients | Revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration Risk Threshold Percentage			85.00%
Customer Concentration Risk | Three Customers | Revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration Risk Threshold Percentage		46.00%
Customer Concentration Risk | Two Customers | Revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration Risk Threshold Percentage			50.00%
Customer Concentration Risk | One Contracting Customer | Accounts Receivable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration Risk Threshold Percentage		20.00%